Note 2 - Revenue - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenues	$ 5,323,311	$ 4,193,444	$ 15,594,424	$ 13,991,488
Banner Midstream Corp. [Member]
Revenues					$ 18,750,053	$ 12,711,050
Transportation Services [Member]
Revenues			15,401,105	13,754,732
Transportation Services [Member] | Banner Midstream Corp. [Member]
Revenues					18,457,567	12,318,309
Fuel Rebate [Member]
Revenues			175,819	195,944
Fuel Rebate [Member] | Banner Midstream Corp. [Member]
Revenues					251,877	243,961
Equipment Rental and Other [Member]
Revenues			$ 17,500	$ 40,812
Equipment Rental and Other [Member] | Banner Midstream Corp. [Member]
Revenues					$ 40,609	$ 148,780